Significant accounting policies (Details)	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies [Line Items]
Closing foreign exchange rate	614.75	669.47
Brazilian real [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.02	3.25
New Peruvian sol [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.08	3.35
Argentine peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	18.40	15.84
Japanese yen [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	113.00	116.83
Euro [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.83	0.95
Mexican peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	19.65	20.63
Australian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.78	0.72
Pound Sterling [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.74	0.81
South African rand [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	12.35	13.70
Ecuadorian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	1.00	1.00
Chilean peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	614.75	669.47
Chinese yuan [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	6.51	6.67
Indian rupee [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	63.84	66.60
Thai baht [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	32.85	34.59
UF [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	43.59	39.36